UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (46.7%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$4,010,000	$2,867,150
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049		168,000	178,840
Ser. 07-5, Class XW, IO, 0.6s, 2051		111,724,753	2,366,777
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	122,332
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	255,233
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.659s, 2036		2,504,947	1,634,478
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.35s, 2022		645,000	317,093
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		909,270	96,746
Ser. 07-1, Class S, IO, 2.637s, 2037		3,400,836	281,249
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6.213s, 2036		1,920,178	1,180,909
FRB Ser. 05-10, Class 25A1, 5.736s, 2036		1,172,580	709,411
FRB Ser. 07-1, Class 21A1, 5.451s, 2047		1,308,893	870,414
Bear Stearns Alternate Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.882s, 2046		5,049,889	3,282,428
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.735s, 2047		7,384,973	4,592,819
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.647s, 2037		1,474,142	751,812
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.517s, 2032		410,000	347,161
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.145s, 2050		61,925,530	460,881
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.808s, 2036		1,223,302	685,878
FRB Ser. 05-10, Class 1A5A, 5.668s, 2035		322,469	212,023
FRB Ser. 05-10, Class 1A4A, 5.452s, 2035		1,201,093	753,686
FRB Ser. 06-AR7, Class 2A2A, 5.475s, 2036		900,905	531,534
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.146s, 2044		36,310,631	224,311
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.450s, 2017		88,646	88,539
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.964s, 2014 (United
Kingdom)	GBP	444,023	411,772
FRB Ser. 05-CT2A, Class E, 1.703s, 2014 (United
Kingdom)	GBP	226,682	247,513
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037		$954,833	530,887
Ser. 06-45T1, Class 2A2, 6s, 2037		2,573,488	1,747,764
Ser. 06-45T1, Class 2A5, 6s, 2037		518,521	352,594
Ser. 06-J8, Class A4, 6s, 2037		1,969,875	1,191,774
Ser. 06-40T1, Class 1A11, 6s, 2037		749,653	533,903
Ser. 06-41CB, Class 1A7, 6s, 2037		562,349	388,021
Ser. 05-80CB, Class 2A1, 6s, 2036		1,652,260	1,203,568
FRB Ser. 07-HY4, Class 4A1, 5.719s, 2047		1,087,958	743,796
FRB Ser. 07-HY4, Class 3A1, 5.638s, 2047		807,319	539,692
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,299,790	1,165,292
Ser. 07-8CB, Class A1, 5 1/2s, 2037		821,372	604,222
FRB Ser. 06-18CB, Class A7, 0.697s, 2036		1,573,869	912,844
FRB Ser. 06-24CB, Class A13, 0.697s, 2036		670,672	413,092
FRB Ser. 06-23CBC, Class 2A5, 0.747s, 2036		2,747,713	1,346,379
FRB Ser. 06-OC10, Class 2A2A, 0.527s, 2036		1,885,000	877,432
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.542s, 2035		39,829	29,075
FRB Ser. 05-HYB4, Class 2A1, 3.59s, 2035		3,791,397	2,644,499
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.564s, 2035		6,877,549	937,045
Ser. 06-R1, Class AS, IO, 5.537s, 2036		1,474,974	159,482
Ser. 05-R3, Class AS, IO, 5.464s, 2035		495,158	55,086
FRB Ser. 06-R2, Class AS, IO, 5.397s, 2036		2,151,071	220,485
IFB Ser. 05-R2, Class 1AS, IO, 5.214s, 2035		755,616	94,512
FRB Ser. 04-R2, Class 1AF1, 0.767s, 2034		593,856	478,054
Credit Suisse Mortgage Capital Certificates
FRB Ser. 06-C3, Class A3, 6.019s, 2038		1,589,000	1,660,880
Ser. 07-1, Class 1A1A, 5.942s, 2037		426,574	247,413
Ser. 07-3, Class 1A1A, 5.837s, 2037		879,099	518,668
Ser. 07-C5, Class A3, 5.694s, 2040		5,670,000	5,754,052
Ser. 06-C4, Class A3, 5.467s, 2039		1,316,000	1,293,229
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.947s, 2017		251,000	130,520
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		966,000	1,028,766
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	41,270
FRB Ser. 05-TFLA, Class L, 1.665s, 2020		699,000	531,240
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.537s, 2036		1,317,574	644,582
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.79s, 2031		2,442,530	46,994
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	246,383
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.514s, 2014 (United Kingdom) (F)	GBP	270,567	141,462
Fannie Mae
IFB Ser. 06-62, Class PS, 37.817s, 2036		$510,164	893,551

IFB Ser. 06-115, Class ES, 25.171s, 2036	379,573	564,337
IFB Ser. 05-99, Class SA, 23.294s, 2035	400,972	572,204
IFB Ser. 05-74, Class DM, 23.11s, 2035	685,225	1,018,350
IFB Ser. 08-24, Class SP, 22.01s, 2038	241,682	350,433
IFB Ser. 05-95, Class OP, 19.283s, 2035	286,439	405,842
IFB Ser. 05-83, Class QP, 16.491s, 2034	325,115	430,952
IFB Ser. 03-W6, Class 4S, IO, 7.253s, 2042	2,576,012	470,431
IFB Ser. 06-24, Class QS, IO, 6.853s, 2036	3,678,434	660,978
IFB Ser. 04-89, Class EI, IO, 6.803s, 2034	3,344,050	533,570
IFB Ser. 04-24, Class CS, IO, 6.803s, 2034	276,694	48,278
IFB Ser. 03-130, Class BS, IO, 6.703s, 2033	1,683,891	227,430
IFB Ser. 03-34, Class WS, IO, 6.653s, 2029	2,275,497	249,624
IFB Ser. 05-48, Class SM, IO, 6.453s, 2034	705,859	93,371
IFB Ser. 05-7, Class SC, IO, 6.353s, 2035	239,934	26,002
IFB Ser. 07-54, Class CI, IO, 6.413s, 2037	809,661	121,899
IFB Ser. 07-28, Class SE, IO, 6.403s, 2037	166,666	24,982
IFB Ser. 07-24, Class SD, IO, 6.403s, 2037	630,588	85,565
IFB Ser. 05-90, Class GS, IO, 6.403s, 2035	116,137	17,662
IFB Ser. 05-90, Class SP, IO, 6.403s, 2035	428,369	58,326
IFB Ser. 05-18, Class SK, IO, 6.403s, 2035	105,925	9,721
IFB Ser. 07-30, Class IE, IO, 6.393s, 2037	2,231,242	403,342
IFB Ser. 06-123, Class CI, IO, 6.393s, 2037	1,604,299	233,714
IFB Ser. 07-61, Class SA, IO, 6.373s, 2037	7,001,107	949,525
IFB Ser. 06-36, Class SP, IO, 6.353s, 2036	739,752	94,353
IFB Ser. 06-22, Class QM, IO, 6.353s, 2036	110,425	19,162
IFB Ser. 06-23, Class SP, IO, 6.353s, 2036	841,663	123,598
IFB Ser. 06-16, Class SM, IO, 6.353s, 2036	1,629,497	265,466
IFB Ser. 05-95, Class CI, IO, 6.353s, 2035	977,397	158,632
IFB Ser. 05-84, Class SG, IO, 6.353s, 2035	1,505,587	245,691
IFB Ser. 06-3, Class SB, IO, 6.353s, 2035	8,700,689	1,396,200
IFB Ser. 05-23, Class SG, IO, 6.353s, 2035	1,252,669	213,660
IFB Ser. 05-29, Class SX, IO, 6.353s, 2035	1,178,085	186,885
IFB Ser. 05-57, Class DI, IO, 6.353s, 2035	2,263,705	288,899
IFB Ser. 04-92, Class S, IO, 6.353s, 2034	2,111,110	269,821
IFB Ser. 06-104, Class EI, IO, 6.343s, 2036	875,616	136,632
IFB Ser. 06-128, Class GS, IO, 6.333s, 2037	893,876	132,140
IFB Ser. 05-73, Class SD, IO, 6.333s, 2035	1,418,163	254,332
IFB Ser. 08-10, Class PI, IO, 6.303s, 2037	273,975	27,792
IFB Ser. 06-51, Class SP, IO, 6.303s, 2036	3,993,220	614,636
IFB Ser. 04-92, Class SQ, IO, 6.303s, 2034	921,970	150,517
IFB Ser. 06-109, Class SH, IO, 6.273s, 2036	839,639	142,905
IFB Ser. 06-111, Class SA, IO, 6.273s, 2036	5,332,831	792,619
IFB Ser. 06-111, Class SB, IO, 6.273s, 2036	699,749	96,418
IFB Ser. 06-103, Class SB, IO, 6.253s, 2036	268,226	36,198
IFB Ser. 06-8, Class HJ, IO, 6.253s, 2036	598,920	83,172
IFB Ser. 06-8, Class JH, IO, 6.253s, 2036	3,186,513	485,433
IFB Ser. 06-8, Class PS, IO, 6.253s, 2036 (F)	5,274,654	924,929
IFB Ser. 05-122, Class SG, IO, 6.253s, 2035	728,666	109,555
IFB Ser. 05-122, Class SW, IO, 6.253s, 2035	900,306	129,275
IFB Ser. 06-17, Class SI, IO, 6.233s, 2036	713,303	97,851
IFB Ser. 06-60, Class YI, IO, 6.223s, 2036	2,485,707	434,079
IFB Ser. 06-86, Class SB, IO, 6.203s, 2036	528,764	83,709
IFB Ser. 06-62, Class SB, IO, 6.153s, 2036	704,417	101,528
IFB Ser. 07-15, Class NI, IO, 6.153s, 2022	2,932,027	362,808
IFB Ser. 09-70, Class SI, IO, 6.103s, 2036	8,155,966	888,592
IFB Ser. 06-79, Class SH, IO, 6.103s, 2036	1,607,841	248,154
IFB Ser. 07-30, Class LI, IO, 6.093s, 2037	1,738,278	234,007
IFB Ser. 07-30, Class OI, IO, 6.093s, 2037	5,447,954	776,497
IFB Ser. 07-89, Class SA, IO, 6.083s, 2037	1,623,849	202,981
IFB Ser. 06-82, Class SI, IO, 6.083s, 2036	2,723,004	293,703
IFB Ser. 07-54, Class GI, IO, 6.063s, 2037	4,727,322	562,268
IFB Ser. 07-54, Class IA, IO, 6.063s, 2037	2,032,958	282,904
IFB Ser. 07-54, Class IB, IO, 6.063s, 2037	886,194	123,322
IFB Ser. 07-54, Class IC, IO, 6.063s, 2037	886,194	123,322
IFB Ser. 07-54, Class ID, IO, 6.063s, 2037	886,194	123,322
IFB Ser. 07-54, Class IF, IO, 6.063s, 2037	1,413,705	189,182
IFB Ser. 10-2, Class LS, IO, 6.053s, 2037	1,305,044	174,094
IFB Ser. 06-116, Class TS, IO, 6.053s, 2036	458,609	62,889
IFB Ser. 06-115, Class JI, IO, 6.033s, 2036	2,179,703	298,815
IFB Ser. 10-10, Class SA, IO, 6.003s, 2040	5,444,292	638,003
IFB Ser. 06-123, Class LI, IO, 5.973s, 2037	1,444,338	190,422
IFB Ser. 10-2, Class SD, IO, 5.953s, 2040	1,943,643	220,637
IFB Ser. 07-81, Class IS, IO, 5.953s, 2037	2,768,700	352,289
IFB Ser. 08-11, Class SC, IO, 5.933s, 2038	136,958	17,828
IFB Ser. 10-2, Class MS, IO, 5.903s, 2050	2,550,519	266,802
IFB Ser. 09-104, Class KS, IO, 5.853s, 2039	11,541,167	1,402,436
IFB Ser. 09-88, Class SA, IO, 5.853s, 2039	756,695	86,710
IFB Ser. 07-39, Class AI, IO, 5.773s, 2037	1,588,541	192,595
IFB Ser. 07-32, Class SD, IO, 5.763s, 2037	1,071,160	148,414
IFB Ser. 09-62, Class PS, IO, 5.753s, 2039	1,114,187	98,450
IFB Ser. 09-47, Class SA, IO, 5.753s, 2039	859,641	96,261
IFB Ser. 07-42, Class S, IO, 5.753s, 2037	4,816,375	576,982
IFB Ser. 07-30, Class UI, IO, 5.753s, 2037	892,744	119,617
IFB Ser. 07-32, Class SC, IO, 5.753s, 2037	3,367,777	443,146
IFB Ser. 07-32, Class SG, IO, 5.753s, 2037 (F)	127,962	15,241
IFB Ser. 07-1, Class CI, IO, 5.753s, 2037	2,280,029	301,823
IFB Ser. 08-46, Class MI, IO, 5.703s, 2038	1,140,833	106,189
IFB Ser. 05-5, Class SP, IO, 5.703s, 2035	2,731,176	329,790
Ser. 06-W3, Class 1AS, IO, 5.664s, 2046	395,861	56,987
IFB Ser. 04-46, Class PJ, IO, 5.653s, 2034	868,264	102,282
Ser. 09-86, Class XI, IO, 5 1/2s, 2039	730,872	108,147
IFB Ser. 09-3, Class SE, IO, 5.153s, 2037	1,154,161	124,026
Ser. 10-21, Class IP, IO, 5s, 2039 (F)	3,222,572	449,610
Ser. 378, Class 19, IO, 5s, 2035 (F)	4,572,645	699,359
Ser. 03-W12, Class 2, IO, 2.225s, 2043	4,991,550	408,850
Ser. 03-W10, Class 3, IO, 1.817s, 2043	164,893	11,514
Ser. 03-W10, Class 1, IO, 1.715s, 2043	501,114	31,925
Ser. 03-W8, Class 12, IO, 1.64s, 2042	485,456	30,361
Ser. 03-W17, Class 12, IO, 1.143s, 2033	2,327,023	104,716

Ser. 06-26, Class NB, 1s, 2036	113,444	104,827
Ser. 03-T2, Class 2, IO, 0.811s, 2042	723,424	20,020
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,688,076	61,923
Ser. 02-T18, IO, 0.509s, 2042	4,527,704	88,552
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	2,249,804	41,959
Ser. 06-56, Class XF, zero %, 2036	61,629	56,048
Ser. 05-117, Class MO, PO, zero %, 2036	1,797	1,798
Ser. 99-51, Class N, PO, zero %, 2029	42,994	38,725
FRB Ser. 05-91, Class EF, zero %, 2035	12,498	12,313
FRB Ser. 05-51, Class FV, zero %, 2035	3,656	3,652
IFB Ser. 06-48, Class FG, zero %, 2036	73,410	72,574
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.753s, 2043	581,050	131,557
Ser. T-57, Class 1AX, IO, 0.004s, 2043	1,545,779	21,794
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.201s, 2020	3,554,191	103,072
Freddie Mac
IFB Ser. 3182, Class PS, 27.201s, 2032	321,729	483,726
IFB Ser. 3182, Class SP, 27.201s, 2032	346,822	515,858
IFB Ser. 3211, Class SI, IO, 26.195s, 2036	260,345	164,437
IFB Ser. 3408, Class EK, 24.386s, 2037	267,331	389,677
IFB Ser. 3077, Class ST, IO, 23.24s, 2035	331,977	204,114
IFB Ser. 2979, Class AS, 22.991s, 2034	149,569	209,513
IFB Ser. 3105, Class SI, IO, 18.701s, 2036	203,663	101,314
IFB Ser. 3031, Class BS, 15.851s, 2035	466,754	617,599
IFB Ser. 2684, Class SP, IO, 7.15s, 2033	1,215,000	247,459
IFB Ser. 3184, Class SP, IO, 7s, 2033	2,763,392	311,429
IFB Ser. 3110, Class SP, IO, 6.95s, 2035	1,449,882	265,676
IFB Ser. 3156, Class PS, IO, 6.9s, 2036	2,752,876	479,964
IFB Ser. 3149, Class LS, IO, 6.85s, 2036	7,439,789	1,452,916
IFB Ser. 3119, Class PI, IO, 6.85s, 2036	2,062,834	399,158
IFB Ser. 2882, Class NS, IO, 6.85s, 2034	1,099,699	143,445
IFB Ser. 3149, Class SE, IO, 6.8s, 2036	793,607	142,905
IFB Ser. 3203, Class SH, IO, 6.79s, 2036	731,890	120,343
IFB Ser. 3208, Class PS, IO, 6 3/4s, 2036	10,208,524	1,774,543
IFB Ser. 2835, Class AI, IO, 6 3/4s, 2034	1,137,358	189,973
IFB Ser. 2828, Class TI, IO, 6.7s, 2030	444,438	58,367
IFB Ser. 3042, Class SP, IO, 6.40s, 2035	754,469	120,078
IFB Ser. 3249, Class SI, IO, 6.4s, 2036	504,639	85,855
IFB Ser. 3028, Class ES, IO, 6.4s, 2035	2,095,668	326,245
IFB Ser. 3287, Class SE, IO, 6.35s, 2037	1,966,856	283,975
IFB Ser. 3122, Class DS, IO, 6.35s, 2036	1,848,510	293,333
IFB Ser. 3123, Class LI, IO, 6.35s, 2036	578,882	99,359
IFB Ser. 3108, Class SV, IO, 6.35s, 2036	376,018	55,038
IFB Ser. 3117, Class SC, IO, 6.35s, 2036	238,248	34,994
IFB Ser. 3139, Class SE, IO, 6.35s, 2036	333,882	44,540
IFB Ser. 3107, Class DC, IO, 6.35s, 2035	629,557	101,650
IFB Ser. 3001, Class IH, IO, 6.35s, 2035	2,695,252	411,996
IFB Ser. 2935, Class SX, IO, 6.35s, 2035	2,368,568	256,066
IFB Ser. 2906, Class SW, IO, 6.35s, 2034	4,490,391	475,532
IFB Ser. 2950, Class SM, IO, 6.35s, 2016	374,678	51,143
IFB Ser. 3256, Class S, IO, 6.34s, 2036	1,354,038	209,777
IFB Ser. 3031, Class BI, IO, 6.34s, 2035	522,974	90,327
IFB Ser. 3249, Class SM, IO, 6.3s, 2036	325,317	46,895
IFB Ser. 3240, Class SM, IO, 6.3s, 2036	312,562	41,361
IFB Ser. 3147, Class SD, IO, 6.3s, 2036	2,235,939	324,146
IFB Ser. 3398, Class SI, IO, 6.3s, 2036	2,515,606	300,313
IFB Ser. 3067, Class SI, IO, 6.3s, 2035	8,081,606	1,326,030
IFB Ser. 3128, Class JI, IO, 6.28s, 2036	266,635	41,419
IFB Ser. 3240, Class S, IO, 6.27s, 2036	2,365,008	329,777
IFB Ser. 3065, Class DI, IO, 6.27s, 2035	398,809	66,858
IFB Ser. 3231, Class SA, IO, 6 1/4s, 2036	328,228	46,208
IFB Ser. 3145, Class GI, IO, 6 1/4s, 2036	232,153	37,323
IFB Ser. 3114, Class IP, IO, 6 1/4s, 2036	2,459,065	333,646
IFB Ser. 3510, Class IB, IO, 6 1/4s, 2036	1,134,819	206,991
IFB Ser. 3485, Class SI, IO, 6.2s, 2036	554,276	86,600
IFB Ser. 3346, Class SC, IO, 6.2s, 2033	14,814,366	2,046,753
IFB Ser. 3346, Class SB, IO, 6.2s, 2033	8,986,560	1,232,866
IFB Ser. 3284, Class LI, IO, 6.09s, 2037	2,268,693	305,706
IFB Ser. 3510, Class IA, IO, 6.15s, 2037	345,697	44,391
IFB Ser. 3382, Class SI, IO, 6.05s, 2037	8,336,902	905,137
IFB Ser. 3238, Class LI, IO, 6.14s, 2036	667,919	89,321
IFB Ser. 3171, Class PS, IO, 6.135s, 2036	1,014,766	143,300
IFB Ser. 3171, Class ST, IO, 6.135s, 2036	978,857	136,887
IFB Ser. 3449, Class SL, IO, 6.13s, 2037	85,485	12,008
IFB Ser. 3152, Class SY, IO, 6.13s, 2036	4,500,904	681,032
IFB Ser. 3510, Class DI, IO, 6.13s, 2035	3,052,545	445,092
IFB Ser. 3181, Class PS, IO, 6.12s, 2036	701,603	108,391
IFB Ser. 3631, Class PS, IO, 6.1s, 2040	1,954,647	288,121
IFB Ser. 3361, Class SI, IO, 6.1s, 2037	97,883	14,518
IFB Ser. 3199, Class S, IO, 6.1s, 2036	1,933,711	265,905
IFB Ser. 3200, Class PI, IO, 6.1s, 2036	293,800	41,482
IFB Ser. 3281, Class AI, IO, 6.08s, 2037	427,914	58,166
IFB Ser. 3261, Class SA, IO, 6.08s, 2037	678,129	91,995
IFB Ser. 3311, Class IA, IO, 6.06s, 2037	1,343,034	182,612
IFB Ser. 3311, Class IB, IO, 6.06s, 2037	1,343,034	182,612
IFB Ser. 3311, Class IC, IO, 6.06s, 2037	1,343,034	182,612
IFB Ser. 3311, Class ID, IO, 6.06s, 2037	1,343,034	182,612
IFB Ser. 3311, Class IE, IO, 6.06s, 2037	2,027,112	275,626
IFB Ser. 3311, Class PI, IO, 6.06s, 2037	1,017,157	150,314
IFB Ser. 3265, Class SC, IO, 6.06s, 2037	467,723	59,686
IFB Ser. 3240, Class GS, IO, 6.03s, 2036	1,494,120	197,747
IFB Ser. 3257, Class SI, IO, 5.97s, 2036	644,405	90,505
IFB Ser. 3242, Class SC, IO, 5.94s, 2036	8,327,867	1,099,539
IFB Ser. 3242, Class SD, IO, 5.94s, 2036	91,858	9,849
IFB Ser. 3225, Class EY, IO, 5.94s, 2036	19,725,662	2,407,912
IFB Ser. 3225, Class JY, IO, 5.94s, 2036	2,779,001	360,964
IFB Ser. 3608, Class SC, IO, 5.9s, 2039	750,389	72,945

IFB Ser. 3621, Class SB, IO, 5.88s, 2040	8,469,497	1,092,258
IFB Ser. 3617, Class BS, IO, 5.87s, 2039	3,626,379	412,501
IFB Ser. 3502, Class DS, IO, 5.8s, 2039	552,544	76,904
IFB Ser. 3339, Class TI, IO, 5.79s, 2037	1,570,171	197,323
IFB Ser. 3284, Class CI, IO, 5.77s, 2037	3,870,363	489,795
IFB Ser. 3476, Class S, IO, 5 3/4s, 2038	111,173	8,679
IFB Ser. 3303, Class SD, IO, 5.74s, 2037	1,077,669	135,440
IFB Ser. 3309, Class SG, IO, 5.72s, 2037	1,545,738	180,417
IFB Ser. 3530, Class CS, IO, 5.7s, 2039	12,970,291	1,356,433
IFB Ser. 3530, Class SC, IO, 5.65s, 2039	908,954	94,222
IFB Ser. 3536, Class SM, IO, 5.65s, 2039	515,557	55,623
IFB Ser. 3424, Class UI, IO, 5.41s, 2037	1,007,289	128,885
Ser. 3645, Class ID, IO, 5s, 2040	1,605,967	238,711
Ser. 3653, Class KI, IO, 5s, 2038	3,819,532	553,679
Ser. 3632, Class CI, IO, 5s, 2038	2,133,860	334,525
Ser. 3626, Class DI, IO, 5s, 2037	1,640,104	169,128
Ser. 3623, Class CI, IO, 5s, 2036 (F)	1,465,620	146,431
IFB Ser. 3607, Class SA, IO, 4.896s, 2036	382,000	54,408
FRB Ser. 3006, Class FA, 0 3/4s, 2034	21,525	21,523
Ser. 3331, Class GO, PO, zero %, 2037	21,464	21,522
Ser. 3289, Class SI, IO, zero %, 2037	138,979	1,701
Ser. 3124, Class DO, PO, zero %, 2036	35,284	31,784
Ser. 3106, PO, zero %, 2036	8,121	8,070
Ser. 3084, Class ON, PO, zero %, 2035	11,643	11,468
Ser. 2989, Class WO, PO, zero %, 2035	8,856	8,802
Ser. 2975, Class QO, PO, zero %, 2035	11,720	11,427
Ser. 2981, Class CO, PO, zero %, 2035	14,041	13,690
Ser. 2951, Class JO, PO, zero %, 2035	11,398	9,620
Ser. 2985, Class CO, PO, zero %, 2035	24,948	21,650
FRB Ser. 3345, Class TY, zero %, 2037	52,008	51,179
FRB Ser. 3299, Class FD, zero %, 2037	75,394	74,003
FRB Ser. 3304, Class UF, zero %, 2037	107,000	98,677
FRB Ser. 3326, Class XF, zero %, 2037 (F)	7,297	7,237
FRB Ser. 3273, Class HF, zero %, 2037	18,564	18,175
FRB Ser. 3326, Class YF, zero %, 2037 (F)	315,162	309,309
FRB Ser. 3235, Class TP, zero %, 2036	9,245	9,162
FRB Ser. 3283, Class KF, zero %, 2036	4,733	4,695
FRB Ser. 3332, Class UA, zero %, 2036	228	227
FRB Ser. 3251, Class TC, zero %, 2036	85,623	83,425
FRB Ser. 3129, Class TF, zero %, 2036	153,878	141,664
FRB Ser. 3072, Class TJ, zero %, 2035	35,620	30,003
FRB Ser. 3047, Class BD, zero %, 2035	42,702	40,288
FRB Ser. 3052, Class TJ, zero %, 2035	18,389	17,599
FRB Ser. 3326, Class WF, zero %, 2035 (F)	56,866	55,270
FRB Ser. 3030, Class EF, zero %, 2035	44,900	38,806
FRB Ser. 3033, Class YF, zero %, 2035	50,978	47,933
FRB Ser. 3251, Class TP, zero %, 2035	41,807	40,829
FRB Ser. 3263, Class AE, zero %, 2035	38,418	38,218
FRB Ser. 3412, Class UF, zero %, 2035	42,680	36,430
FRB Ser. 2958, Class TP, zero %, 2035	12,230	12,068
FRB Ser. 2963, Class TW, zero %, 2035	14,744	14,651
FRB Ser. 2958, Class FB, zero %, 2035	15,215	15,048
FRB Ser. 2947, Class GF, zero %, 2034	34,328	32,696
FRB Ser. 3006, Class TE, zero %, 2034	9,833	9,684
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	193,794	149,222
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.653s, 2032	96,960	15,095
IFB Ser. 08-47, Class S, IO, 7.35s, 2038	1,299,056	169,432
IFB Ser. 04-11, Class SB, IO, 6.853s, 2034	300,023	47,086
IFB Ser. 05-68, Class SN, IO, 6.85s, 2034	180,576	21,868
IFB Ser. 07-47, Class SA, IO, 6 3/4s, 2036	911,194	133,958
IFB Ser. 04-96, Class KS, IO, 6.653s, 2034	96,255	14,579
IFB Ser. 06-16, Class GS, IO, 6.643s, 2036	65,937	8,206
IFB Ser. 07-26, Class SG, IO, 6.503s, 2037	852,449	87,035
IFB Ser. 09-88, Class MS, IO, 6.553s, 2039	3,532,458	433,769
IFB Ser. 09-76, Class MS, IO, 6.553s, 2039	412,557	49,577
IFB Ser. 07-35, Class NY, IO, 6.55s, 2035	1,413,313	139,709
IFB Ser. 09-106, Class XI, IO, 6.453s, 2037	4,417,929	505,234
IFB Ser. 10-14, Class SB, IO, 6.453s, 2035	94,518	13,448
IFB Ser. 08-79, Class ID, IO, 6.453s, 2035	1,517,687	241,976
IFB Ser. 05-13, Class SD, IO, 6.453s, 2035	3,640,006	537,374
IFB Ser. 09-106, Class XL, IO, 6.403s, 2037	3,510,813	376,149
IFB Ser. 04-104, Class IS, IO, 6.403s, 2034	109,241	12,712
IFB Ser. 09-87, Class IG, IO, 6.393s, 2037	318,211	44,072
IFB Ser. 07-53, Class SY, IO, 6.388s, 2037	1,357,479	141,079
IFB Ser. 09-61, Class SA, IO, 6.353s, 2039	11,370,168	1,296,085
IFB Ser. 10-47, Class PX, IO, 6.353s, 2037	863,929	94,453
IFB Ser. 07-37, Class SU, IO, 6.34s, 2037	163,257	21,668
IFB Ser. 07-37, Class YS, IO, 6.32s, 2037	137,976	17,295
IFB Ser. 07-16, Class KU, IO, 6.303s, 2037	8,338,152	1,046,772
IFB Ser. 07-16, Class PU, IO, 6.303s, 2037	66,077	7,916
IFB Ser. 09-106, Class LP, IO, 6.263s, 2036	452,738	50,290
IFB Ser. 09-87, Class SK, IO, 6.253s, 2032	1,738,879	166,706
IFB Ser. 08-6, Class TI, IO, 6 1/4s, 2032	174,069	14,531
IFB Ser. 06-34, Class PS, IO, 6.243s, 2036	533,205	58,658
IFB Ser. 09-18, Class MS, IO, 6.203s, 2035	512,156	40,250
IFB Ser. 10-47, Class XN, IO, 6.2s, 2034	885,903	69,729
IFB Ser. 10-53, Class SA, IO, 6.153s, 2039	1,646,152	237,077
IFB Ser. 09-24, Class SA, IO, 6.153s, 2037	7,506,079	544,941
IFB Ser. 06-26, Class S, IO, 6.153s, 2036	3,263,346	329,980
IFB Ser. 09-104, Class KS, IO, 6.15s, 2039	6,706,085	783,172
IFB Ser. 08-9, Class SK, IO, 6.133s, 2038	1,716,465	190,905
IFB Ser. 10-47, Class UX, IO, 6.12s, 2037	810,914	111,995
IFB Ser. 07-35, Class KY, IO, 6.1s, 2037	3,946,687	377,698
IFB Ser. 09-102, Class SM, IO, 6.05s, 2039	6,726,637	730,471
IFB Ser. 09-35, Class SP, IO, 6.05s, 2037	2,412,219	281,578
IFB Ser. 09-106, Class SC, IO, 6.003s, 2039	2,559,504	308,676
IFB Ser. 05-65, Class SI, IO, 6.003s, 2035	2,997,144	342,364

IFB Ser. 09-102, Class SA, IO, 5.98s, 2039	346,272	39,118
IFB Ser. 09-110, Class NS, IO, 5.953s, 2039	658,195	63,287
IFB Ser. 09-92, Class SL, IO, 5.95s, 2039	1,012,262	96,307
IFB Ser. 06-16, Class SX, IO, 5.943s, 2036	1,036,401	114,315
IFB Ser. 10-47, Class UD, IO, 5.903s, 2038	784,559	68,162
IFB Ser. 09-106, Class SD, IO, 5.903s, 2036	1,522,282	165,640
IFB Ser. 09-87, Class SN, IO, 5.903s, 2035	1,352,030	123,643
IFB Ser. 10-47, Class VS, IO, 5.9s, 2040	1,370,993	186,236
IFB Ser. 09-88, Class SK, IO, 5.9s, 2039	916,160	81,821
IFB Ser. 09-72, Class SM, IO, 5.9s, 2039	3,103,610	357,885
IFB Ser. 09-92, Class SA, IO, 5.9s, 2039	4,989,504	579,431
IFB Ser. 09-122, Class WS, IO, 5.803s, 2039	4,343,023	416,366
IFB Ser. 09-87, Class TS, IO, 5.753s, 2035	4,777,316	578,867
IFB Ser. 04-83, Class CS, IO, 5.733s, 2034	260,733	30,454
IFB Ser. 09-50, Class SW, IO, 5.653s, 2039	850,433	77,735
IFB Ser. 09-106, Class ST, IO, 5.653s, 2038	857,458	89,819
IFB Ser. 04-41, Class SG, IO, 5.653s, 2034	1,922,398	80,798
IFB Ser. 10-68, Class MS, IO, 5 1/2s, 2040	3,388,000	449,969
IFB Ser. 09-87, Class WT, IO, 0.178s, 2035	2,890,582	8,932
IFB Ser. 09-106, Class WT, IO, 0.149s, 2037	725,780	2,308
Ser. 06-36, Class OD, PO, zero %, 2036	22,130	20,609
FRB Ser. 07-16, Class WF, zero %, 2037	90,318	89,270
Greenwich Capital Commercial Funding Corp. FRB Ser.
06-GG7, Class A2, 5.888s, 2038	1,133,922	1,161,462
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.999s, 2045	334,000	349,165
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.301s, 2039	73,251,232	1,317,523
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.949s, 2035	1,499,769	210,535
Ser. 05-RP3, Class 1AS, IO, 5.445s, 2035	859,347	118,240
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	84,852	8
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.969s, 2037	2,755,195	1,909,695
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.457s, 2037	1,299,491	662,740
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.694s, 2036	672,900	383,649
FRB Ser. 07-AR9, Class 2A1, 5.691s, 2037	859,773	578,197
FRB Ser. 07-AR15, Class 1A1, 5.673s, 2037	840,995	531,929
FRB Ser. 06-AR25, Class 3A1, 5.664s, 2036	965,676	540,778
FRB Ser. 05-AR23, Class 6A1, 5.383s, 2035	600,333	444,247
FRB Ser. 05-AR31, Class 3A1, 5.374s, 2036	2,196,799	1,383,984
FRB Ser. 07-AR11, Class 1A1, 4.935s, 2037	1,064,508	638,705
FRB Ser. 06-AR41, Class A3, 0.527s, 2037	724,215	354,865
FRB Ser. 06-AR35, Class 2A1A, 0.517s, 2037	1,335,373	701,446
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.921s, 2036	581,024	453,199
FRB Ser. 06-A6, Class 1A1, 0.507s, 2036	946,095	447,671
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 08-C2, Class X, IO, 0.476s, 2051	29,925,344	713,606
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.19s, 2051	63,197,149	733,087
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031	253,101	156,780
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034	606,427	536,688
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.198s, 2049	56,130,907	647,622
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.273s, 2028	1,127,007	27,172
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.02s, 2050	222,000	229,701
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.118s, 2049	270,000	294,212
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.95s, 2017	2,354,426	188,354
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.933s, 2037	785,756	74,647
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	1,252,000	1,322,057
FRB Ser. 08-T29, Class A3, 6.458s, 2043	712,000	765,599
Ser. 07-HQ13, Class A2, 5.649s, 2044	1,144,000	1,225,772
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039	1,730,000	134,075
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A5, 9.606s, 2037	557,708	294,888
FRB Ser. 07-11AR, Class 2A1, 5.553s, 2037	2,596,305	1,304,643
FRB Ser. 06-3AR, Class 3A1, 5.833s, 2036	583,462	379,250
FRB Ser. 07-14AR, Class 6A1, 5.587s, 2037	3,773,770	2,264,262
FRB Ser. 07-15AR, Class 2A1, 5.45s, 2037	513,239	348,460
Ser. 06-6AR, Class 2A, 5.411s, 2036	2,253,026	1,374,346
Ser. 05-5AR, Class 2A1, 3.571s, 2035	912,509	574,881
FRB Ser. 06-5AR, Class A, 0.597s, 2036	1,450,010	696,005
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.275s, 2030	327,112	327,930
Ser. 97-MC2, Class X, IO, 1.751s, 2012	1,932	63
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.703s, 2035	132,590	23,958
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	123,000	12,300
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	675,942	513,716
FRB Ser. 05-A2, Class A1, 0.847s, 2035	1,072,669	762,577
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018	162,000	113,400
Ser. 03-1A, Class N, 5s, 2018	193,000	125,450
Ser. 04-1A, Class M, 5s, 2018	174,000	104,400

Ser. 04-1A, Class N, 5s, 2018		167,000	91,850
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		1,252,784	678,657
FRB Ser. 06-9, Class 1A1, 5.896s, 2036		796,554	434,607
FRB Ser. 06-12, Class 1A1, 0.507s, 2037		3,681,327	2,098,357
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.896s, 2037		4,129,004	628,611
Ser. 07-4, Class 1A4, IO, 1s, 2037		5,569,384	201,741
Structured Asset Securities Corp. 144A
Ser. 06-RF1, IO, 5.61s, 2036		21,818,328	3,059,223
Ser. 05-RF6, Class A, IO, 5.542s, 2043		566,095	77,909
Ser. 07-RF1, Class 1A, IO, 5.226s, 2037		4,517,383	592,588
Ser. 06-RF4, Class 1A, IO, 5.008s, 2036		292,766	38,914
Ursus PLC 144A FRB Ser. 1-A, Class D, 1.56s, 2012
(Ireland)	GBP	210,006	21,988
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A3, 5.483s, 2047		$396,000	404,983
Ser. 07-C30, Class A3, 5.246s, 2043		4,254,000	4,252,433
Ser. 07-C34, IO, 0.524s, 2046		16,846,572	316,042
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.65s, 2018		477,000	243,270
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.34s, 2037		6,231,238	4,342,637

Total mortgage-backed securities (cost $153,654,406)			$176,717,111

CORPORATE BONDS AND NOTES (18.9%)(a)
		Principal amount	Value

Basic materials (1.0%)
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		$164,000	$167,690
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.537s, 2013 (Netherlands)		215,000	185,975
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.719s, 2013 (Netherlands)	EUR	156,000	188,957
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		$106,000	116,600
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		55,000	57,269
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		64,000	60,480
International Paper Co. sr. unsec. notes 9 3/8s, 2019		100,000	128,000
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.527s, 2013 (PIK)		94,453	9,918
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		75,000	78,375
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		113,000	109,045
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	405,000	535,487
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	59,925
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 1.933s, 2015 (Germany)	EUR	152,000	163,998
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$280,000	276,500
Smurfit-Stone Container Corp. sr. unsec. unsub. notes
8 3/8s, 2012 (In default) (NON)		240,000	186,600
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		101,000	104,535
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		269,000	270,345
Stone Container Corp. 8 3/8s, 2012 (Escrow) (F)		240,000	2,400
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		168,000	205,850
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		291,000	343,380
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		358,000	423,090
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		238,000	256,445
			3,930,864

Capital goods (0.5%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		104,000	101,920
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		26,000	27,040
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		39,000	40,804
BBC Holding Corp. sr. notes 8 7/8s, 2014		350,000	336,875
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		206,000	211,665
Impress Holdings BV company guaranty sr. disc. bonds
FRB Ser. REGS, 4.121s, 2013 (Netherlands)	EUR	136,000	155,426
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	148,000	184,253
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		$334,000	341,515
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		70,000	70,000
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		310,000	310,775
			1,780,273

Communication services (2.4%)
Angel Lux Common Sarl notes Ser. REGS, 8 1/4s, 2016
(Denmark)	EUR	214,000	273,153
CCH II, LLC sr. notes 13 1/2s, 2016		$452,462	527,118

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		88,000	82,500
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		75,000	68,250
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		248,000	251,720
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		354,000	369,930
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		480,000	489,600
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		81,000	83,835
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		245,000	239,488
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		343,000	340,428
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		150,000	153,375
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		128,000	130,080
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		340,000	308,550
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	246,000	292,161
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		$103,000	99,395
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	92,700
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		70,000	73,675
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		150,000	145,875
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		181,000	181,453
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	79,781
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,093,000	1,172,243
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		105,000	110,513
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		180,000	186,300
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,100,000	1,100,000
UPC Germany GmbH sr. notes Ser. REGS, 9 5/8s, 2019
(Germany)	EUR	293,000	360,474
UPC Germany GmbH 144A sr. bonds 8 1/8s, 2017 (Germany)	EUR	218,000	264,655
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	119,000	146,832
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	242,000	293,558
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	50,000	75,873
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	135,000	174,089
West Corp. company guaranty 9 1/2s, 2014		$184,000	184,920
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, zero %, 2017 (Luxembourg) (PIK)	EUR	195,000	219,232
Windstream Corp. company guaranty 8 5/8s, 2016		$590,000	594,425
			9,166,181

Conglomerates (--%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		115,000	118,163
			118,163

Consumer cyclicals (3.3%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		25,000	27,250
Affinion Group, Inc. company guaranty 11 1/2s, 2015		250,000	262,500
Affinion Group, Inc. company guaranty 10 1/8s, 2013		285,000	292,125
Affinity Group, Inc. sr. sub. notes 9s, 2012		482,000	359,693
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		224,720	236,518
AMC Entertainment, Inc. company guaranty 11s, 2016		251,000	263,550
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		205,000	197,313
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		190,000	180,500
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		160,000	157,200
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	117,250
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		120,000	122,100
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	77,000	93,482
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$200,000	140,500
Clear Channel Worldwide Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		24,000	24,120
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	227,000	254,747
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$30,000	31,200
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		117,000	127,091
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,369,000	1,369,000
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.183s, 2013 (France)	EUR	127,000	136,132
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$661,000	695,703
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		250,000	152,500
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		270,000	297,000
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		311,000	338,213
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		460,000	494,100

Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014		70,000	66,238
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		185,000	194,713
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		170,000	187,425
ISS Financing PLC sr. bonds 11s, 2014 (United Kingdom)	EUR	50,000	65,649
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	146,000	172,783
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	58,192
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$165,000	161,700
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		100,000	109,000
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		795,000	836,738
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		70,000	72,450
Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		100,000	98,000
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		75,000	75,469
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		340,000	51,850
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		49,000	49,000
Navistar International Corp. sr. notes 8 1/4s, 2021		180,000	182,700
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		168,000	171,780
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		383,000	364,808
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		497,000	575,278
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		50,000	51,375
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		320,000	300,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		55,000	56,650
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		75,000	75,188
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		264,000	280,500
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		124,000	114,700
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		318,000	18,881
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		115,511	120,420
Travelport LLC company guaranty 11 7/8s, 2016		159,000	160,590
Travelport LLC company guaranty 9 7/8s, 2014		155,000	155,388
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		220,000	550
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	110,000	129,178
TVN Finance Corp. PLC company guaranty sr. unsec. Ser.
REGS, 10 3/4s, 2017 (United Kingdom)	EUR	55,000	70,588
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	152,000	195,080
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$371,097	308,938
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		263,355	109,951
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		600,000	600,000
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		34,000	36,423
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		83,000	1
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		239,000	143
			12,648,104

Consumer staples (0.3%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		88,274	1,363
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		285,000	266,119
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		45,000	45,450
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		23,000	23,316
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		111,000	111,971
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		131,000	109,058
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		125,000	125,938
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		315,000	278,775
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		277,000	219,523
			1,181,513

Energy (3.9%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		467,000	468,168
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		65,000	47,125
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		320,000	294,400
Complete Production Services, Inc. company guaranty
8s, 2016		388,000	379,270
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	506,175

Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		210,000	207,375
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		15,000	16,050
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		345,000	348,450
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		600,000	636,739
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		215,000	205,325
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014		520,000	509,600
Forest Oil Corp. sr. notes 8s, 2011		540,000	561,600
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		176,000	191,601
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		2,055,000	2,361,832
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		455,000	418,600
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		340,000	303,450
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	98,000	143,797
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020
(Kazakhstan)		$155,000	155,589
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		180,000	178,875
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		200,000	205,256
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		348,000	350,175
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		295,000	290,575
Peabody Energy Corp. company guaranty 7 3/8s, 2016		455,000	473,769
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		440,000	503,272
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		169,000	176,183
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		2,065,000	1,104,775
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		585,000	508,950
Petroleos de Venezuela SA sr. unsec. sub. bond 5s,
2015 (Venezuela)		580,000	306,141
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		545,000	621,300
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		240,000	247,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	69,300
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	76,400
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		270,000	288,900
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		425,000	470,135
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		451,000	449,309
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		365,000	345,838
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		230,000	266,593
			14,688,692

Financials (4.5%)
Banco Do Brasil 144A sr. unsec. 5.317s, 2017 (Brazil)		436,000	237,030
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.236s, 2012		632,188	618,795
CIT Group, Inc. sr. bond 7s, 2017		763,000	686,700
CIT Group, Inc. sr. bond 7s, 2016		404,000	368,650
CIT Group, Inc. sr. bond 7s, 2015		144,000	132,840
CIT Group, Inc. sr. bond 7s, 2014		96,000	90,480
CIT Group, Inc. sr. bond 7s, 2013		195,000	186,713
GMAC, LLC company guaranty sr. unsec. notes 7s, 2012		25,000	25,156
GMAC, LLC company guaranty sr. unsec. notes 6 7/8s,
2012		403,000	404,008
GMAC, LLC company guaranty sr. unsec. notes 6 5/8s,
2012		512,000	512,000
GMAC, LLC company guaranty sr. unsec. unsub. notes
6 7/8s, 2011		53,000	53,729
GMAC, LLC company guaranty sr. unsec. unsub. notes FRN
2.738s, 2014		39,000	33,570
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	87,163
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	61,588
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
144A sr. notes 8s, 2018		385,000	373,450
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		1,000,000	957,434
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
3.89s, 2011		22,000,000	697,378
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.17s,
2012	INR	19,000,000	433,789
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$100,000	102,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	243,180
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	377,000	453,359
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		$3,585,000	3,546,999
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		1,425,000	1,599,563

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		137,000	145,713
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.311s, 2014		60,000	49,050
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		130,000	129,350
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,925,000	2,014,031
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		1,385,000	1,424,819
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		1,390,000	1,437,580
			17,106,617

Health care (1.2%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		45,000	46,406
DaVita, Inc. company guaranty 6 5/8s, 2013		119,000	119,149
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015		60,000	60,000
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		299,000	319,930
HCA, Inc. sr. sec. notes 9 1/4s, 2016		346,000	366,760
HCA, Inc. sr. sec. notes 9 1/8s, 2014		282,000	295,043
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		545,000	535,463
Select Medical Corp. company guaranty 7 5/8s, 2015		345,000	324,300
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	714,045
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		9,000	9,428
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		310,000	306,125
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		120,841	118,726
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		119,000	131,495
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		483,000	510,773
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	322,763
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		173,000	177,036
			4,357,442

Technology (0.7%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		64,000	57,600
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		241,000	217,503
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		155,000	163,138
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		179,541	131,514
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		97,000	73,720
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		161,000	99,015
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		159,671	142,906
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		279,000	254,588
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		14,000	11,200
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	479,400
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		310,000	320,075
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		326,000	331,298
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		320,000	370,400
			2,652,357

Transportation (0.1%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	157,000	223,091
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$136,000	142,460
			365,551

Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		130,000	131,300
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		160,000	162,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		151,000	104,945
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		69,000	59,340
Edison Mission Energy sr. unsec. notes 7.2s, 2019		147,000	90,405
Edison Mission Energy sr. unsec. notes 7s, 2017		23,000	14,720
El Paso Corp. sr. unsec. notes 12s, 2013		516,000	595,980
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		115,000	117,588
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		400,000	440,000
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,085,000	1,190,592
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		100,000	102,250
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	233,825
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		257,000	264,068
Sierra Pacific Resources sr. unsec. unsub. notes
6 3/4s, 2017		40,000	40,296
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		18,000	18,623

			3,565,932

Total corporate bonds and notes (cost $72,117,490)			$71,561,689

ASSET-BACKED SECURITIES (13.3%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 1.037s, 2035		$74,142	$26,441
FRB Ser. 05-4, Class A2C, 0.557s, 2035		18,432	17,608
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.497s, 2036		107,000	30,146
FRB Ser. 06-HE3, Class A2C, 0.497s, 2036		115,000	43,705
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 2.997s, 2033		199,684	65,629
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	68,940
Ser. 04-1A, Class E, 6.42s, 2039		361,000	57,760
Argent Securities, Inc. FRB Ser. 03-W3, Class M3,
2.617s, 2033		24,453	7,569
Asset Backed Funding Certificates FRB Ser. 04-OPT2,
Class M2, 1.347s, 2033		115,079	87,698
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.507s, 2036		95,938	57,544
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.222s, 2034		50,847	9,693
FRB Ser. 05-HE1, Class M3, 1.277s, 2035		223,000	68,413
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		461,611	331,206
FRB Ser. 00-A, Class A1, 0.510s, 2030		132,781	20,877
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.767s, 2035		47,073	36,847
FRB Ser. 07-OPX1, Class A1A, 0.417s, 2037		465,710	237,512
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,212,289	991,046
Ser. 00-4, Class A6, 8.31s, 2032		2,920,291	2,277,827
Ser. 00-5, Class A7, 8.2s, 2032		451,678	398,605
Ser. 00-1, Class A5, 8.06s, 2031		825,291	662,296
Ser. 00-4, Class A5, 7.97s, 2032		165,631	130,305
Ser. 00-5, Class A6, 7.96s, 2032		531,381	425,104
Ser. 02-1, Class M1F, 7.954s, 2033		44,000	45,056
Ser. 01-1, Class A5, 6.99s, 2032		3,517,870	3,588,227
Ser. 01-3, Class A4, 6.91s, 2033		5,346,685	5,319,952
Ser. 02-1, Class A, 6.681s, 2033		543,706	560,017
FRB Ser. 02-1, Class M1A, 2.396s, 2033		2,249,000	1,811,545
FRB Ser. 01-4, Class M1, 2.096s, 2033		295,000	149,399
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.867s, 2035		41,156	38,166
FRB Ser. 05-14, Class 3A2, 0.587s, 2036		17,246	15,893
FRB Ser. 06-4, Class 2A2, 0.527s, 2036		904,385	714,464
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.417s, 2037		637,200	299,484
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		431,000	129,300
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
1.017s, 2035		67,431	22,887
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.587s, 2036		883,000	400,582
FRB Ser. 07-FF1, Class A2D, 0.567s, 2038		874,000	403,930
FRB Ser. 06-FF11, Class 2A3, 0.497s, 2036		871,000	374,530
FRB Ser. 07-FF1, Class A2C, 0.487s, 2038		1,132,000	522,778
FRB Ser. 06-FF7, Class 2A3, 0.497s, 2036		600,037	343,241
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.677s, 2036		244,000	115,474
FRB Ser. 06-2, Class 2A3, 0.517s, 2036		353,000	193,320
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.19s, 2043 (F)	EUR	1,430,000	711,025
FRB Ser. 03-2, Class 3C, 2.205s, 2043 (F)	GBP	688,016	342,095
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$703,867	654,596
Ser. 94-4, Class B2, 8.6s, 2019		338,201	169,723
Ser. 93-1, Class B, 8.45s, 2018		222,267	201,842
Ser. 99-5, Class A5, 7.86s, 2030		3,443,014	3,098,713
Ser. 96-8, Class M1, 7.85s, 2027		387,000	362,211
Ser. 95-8, Class B1, 7.3s, 2026		362,579	333,051
Ser. 95-4, Class B1, 7.3s, 2025		371,800	345,691
Ser. 96-10, Class M1, 7.24s, 2028		41,000	40,590
Ser. 97-6, Class M1, 7.21s, 2029		1,087,000	952,523
Ser. 98-2, Class A6, 6.81s, 2027		308,517	315,713
Ser. 99-3, Class A7, 6.74s, 2031		515,861	518,440
FRN Ser. 98-4, Class A6, 6.53s, 2030		147,089	149,549
Ser. 99-2, Class A7, 6.44s, 2030		37,821	37,067
Ser. 99-1, Class A6, 6.37s, 2025		15,672	15,790
Ser. 98-4, Class A5, 6.18s, 2030		371,148	376,492
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		1,438,481	1,334,192
Ser. 99-5, Class M1A, 8.3s, 2026		157,000	151,323
Ser. 99-5, Class A4, 7.59s, 2028		20,507	20,618
GSAA Home Equity Trust FRB Ser. 06-19, Class A1,
0.437s, 2036		1,763,678	987,659
GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.467s, 2047		753,394	662,987
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.347s, 2030		387,782	31,023
FRB Ser. 05-1A, Class E, 2.147s, 2030		83,267	4,173
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.677s, 2036		122,000	97,284
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.637s, 2035		103,000	58,494

Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037		969,219	600,916
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.097s,
2037		1,260,000	163,800
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		1,315,091	789,055
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.967s, 2035		255,000	154,267
FRB Ser. 06-4, Class 2A4, 0.607s, 2036		117,000	44,405
FRB Ser. 06-WL2, Class 2A3, 0.547s, 2036		1,992,437	1,534,176
FRB Ser. 06-1, Class 2A3, 0.537s, 2036		178,530	86,697
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.597s, 2032		1,046,356	919,224
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.497s, 2036		61,000	28,922
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 07-1, Class A2C, 0.597s,
2037		806,000	378,820
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		101,790	97,938
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.547s, 2034		53,778	5,128
FRB Ser. 05-HE2, Class M5, 1.027s, 2035		108,502	55,460
FRB Ser. 05-HE1, Class M3, 0.867s, 2034		160,000	127,713
FRB Ser. 06-NC4, Class M2, 0.647s, 2036		223,000	1,624
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.422s, 2033		11,252	6,496
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.507s, 2036		1,213,948	617,278
FRB Ser. 06-2, Class A2C, 0.497s, 2036		1,275,000	763,882
FRB Ser. 06-6, Class A2B, 0.447s, 2037		841,772	532,371
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		757,290	689,134
Ser. 00-A, Class A2, 7.765s, 2017		111,242	76,647
Ser. 95-B, Class B1, 7.55s, 2021		234,461	175,672
Ser. 00-D, Class A4, 7.4s, 2030		1,022,000	674,520
Ser. 02-B, Class A4, 7.09s, 2032		315,546	287,061
Ser. 99-B, Class A4, 6.99s, 2026		755,780	680,202
Ser. 00-D, Class A3, 6.99s, 2022		55,589	56,006
Ser. 02-A, Class A4, 6.97s, 2032		45,584	44,034
Ser. 01-D, Class A4, 6.93s, 2031		599,792	464,839
Ser. 01-E, Class A4, 6.81s, 2031		800,776	646,627
Ser. 99-B, Class A3, 6.45s, 2017		180,051	159,795
Ser. 01-C, Class A2, 5.92s, 2017		835,555	417,778
Ser. 02-C, Class A1, 5.41s, 2032		957,718	900,015
Ser. 01-D, Class A2, 5.26s, 2019		119,891	82,425
Ser. 01-E, Class A2, 5.05s, 2031		850,005	618,379
Ser. 02-A, Class A2, 5.01s, 2020		200,330	172,537
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		138,077	132,209
FRB Ser. 01-B, Class A2, 0.725s, 2018		37,278	30,841
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.177s, 2036		104,000	31,709
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.537s, 2036		97,980	75,837
FRB Ser. 07-RZ1, Class A2, 0.507s, 2037		176,000	95,938
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 1.077s, 2035		260,251	180,532
Ser. 01-KS3, Class AII, 0.803s, 2031		1,174,179	819,200
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.997s, 2035		118,136	603
FRB Ser. 07-NC2, Class A2B, 0.487s, 2037		165,000	70,113
FRB Ser. 07-BR5, Class A2A, 0.477s, 2037		298,836	202,312
FRB Ser. 07-BR4, Class A2A, 0.437s, 2037		272,087	184,203
FRB Ser. 07-BR3, Class A2A, 0.417s, 2037		1,932,903	1,237,058
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.557s, 2036		246,000	94,576
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.517s, 2036		117,000	87,120
FRB Ser. 06-3, Class A3, 0.507s, 2036		516,314	285,097
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.574s, 2038 (In default) (NON)		140,000	700
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.607s, 2036		117,000	19,671
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		467,000	56,040
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		390,000	42,900
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.457s, 2037		476,386	309,651
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.216s, 2044 (United Kingdom)		256,909	84,780

Total asset-backed securities (cost $58,572,755)			$50,168,813

FOREIGN GOVERNMENT BONDS AND NOTES (7.0%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$47,000	$41,196
Argentina (Republic of) sr. unsec. bonds FRB zero %,
2013		1,431,000	460,067
Argentina (Republic of) sr. unsec. unsub. bonds zero
%, 2015		2,411,000	1,910,718
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	2,039,000	428,190
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.389s, 2012		$14,586,000	5,017,584
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		535,000	573,119
Banco Nacional de Desenvolvimento Economico e Social

144A notes 5 1/2s, 2020 (Brazil)		100,000	100,250
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,500	795,135
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$795,000	872,513
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		550,000	620,125
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,590,000	1,759,796
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		325,000	365,359
Philippines (Republic of) sr. unsec. unsub. bond
6 1/2s, 2020		1,350,000	1,482,300
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		2,244,800	2,521,314
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		430,000	491,813
Spain (Government of) bonds Ser. REGS, 5.4s, 2011	EUR	1,000,000	1,260,072
Sri Lanka (Republic of) 144A notes 7.4s, 2015		$200,000	205,338
Turkey (Republic of) bonds 16s, 2012	TRY	175,000	123,114
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$810,000	924,753
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,505,000	1,721,163
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		125,000	124,199
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		400,000	400,496
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		100,000	99,500
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		300,000	303,000
Venezuela (Republic of) bonds 8 1/2s, 2014		450,000	347,459
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.307s, 2011		770,000	711,919
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,985,000	1,748,547
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,285,000	1,129,438

Total foreign government bonds and notes (cost $24,673,804)			$26,538,477

SENIOR LOANS (3.4%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.51s, 2012		$130,188	$125,696
Georgia-Pacific, LLC bank term loan FRN Ser. C,
3.728s, 2015		83,469	80,589
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016 (U)		140,000	139,350
			345,635

Capital goods (--%)
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.328s, 2014		117,547	116,518
			116,518

Communication services (0.8%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN Ser. D, 3.038s, 2014		200,000	177,500
Charter Communications Operating, LLC bank term loan
FRN 7 1/4s, 2014		224,825	225,106
Charter Communications, Inc. bank term loan FRN 2.3s,
2014		100,940	93,453
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.55s, 2016		819,435	758,656
Insight Midwest, LP bank term loan FRN Ser. B, 2.07s,
2014		130,326	122,180
Intelsat Corp. bank term loan FRN Ser. B2, 2.792s, 2011		207,801	192,068
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.792s,
2013		207,865	192,127
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.792s,
2013		207,801	192,068
Intelsat, Ltd. bank term loan FRN 3.292s, 2014
(Luxembourg)		460,000	422,740
Level 3 Communications, Inc. bank term loan FRN
2.548s, 2014		108,000	95,580
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014		95,000	101,769
MetroPCS Wireless, Inc. bank term loan FRN 2 5/8s, 2013		217,510	207,680
West Corp. bank term loan FRN Ser. B2, 2.751s, 2013		111,230	103,119
			2,884,046

Consumer cyclicals (1.0%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012		279,933	273,984
Cenveo, Inc. bank term loan FRN Ser. C, 5.039s, 2013		124,744	122,873
Cenveo, Inc. bank term loan FRN Ser. DD, 5.039s, 2013		4,157	4,094
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 4.004s, 2016		177,851	137,390
Dex Media West, LLC bank term loan FRN Ser. A, 7 1/2s,
2014		169,212	151,656
GateHouse Media, Inc. bank term loan FRN 2.6s, 2014		219,537	89,077
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.35s, 2014		512,344	207,884
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.35s, 2014		191,173	77,569
Golden Nugget, Inc. bank term loan FRN 3.365s, 2014		57,684	46,075
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.355s,
2014		101,336	80,942
Harrah's Operating Co., Inc. bank term loan FRN

Ser. B2, 3.316s, 2015		169,439	140,608
Jarden Corp. bank term loan FRN Ser. B1, 2.04s, 2012		65,294	64,137
Jarden Corp. bank term loan FRN Ser. B2, 2.04s, 2012		29,684	28,971
Jarden Corp. bank term loan FRN Ser. B4, 3.54s, 2015		165,265	162,339
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.693s, 2013		116,073	107,658
National Bedding Co. bank term loan FRN 2.325s, 2011		88,932	84,874
QVC, Inc. bank term loan FRN 5.847s, 2014		51,382	51,222
R.H. Donnelley, Inc. bank term loan FRN Ser. B,
9 1/4s, 2014		583,301	522,783
Realogy Corp. bank term loan FRN 0.081s, 2013		163,960	138,382
Realogy Corp. bank term loan FRN Ser. B, 3.292s, 2013		608,994	513,991
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016		220,000	217,661
Thomas Learning bank term loan FRN Ser. B, 2.79s, 2014		98,982	85,286
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)		463,000	281,273
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.54s, 2014		173,896	145,638
Yankee Candle Co., Inc. bank term loan FRN 2.36s, 2014		96,106	91,168
			3,827,535

Consumer staples (0.4%)
Claire's Stores, Inc. bank term loan FRN 3.04s, 2014		79,184	65,710
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.851s, 2014		277,079	258,673
Revlon Consumer Products bank term loan FRN 6s, 2015		965,000	937,084
Rite-Aid Corp. bank term loan FRN Ser. B, 2.107s, 2014		97,656	84,033
			1,345,500

Energy (0.2%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.347s,
2012		220,000	204,600
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013		131,309	114,348
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)		411,763	398,638
			717,586

Financials (--%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015		105,000	102,008
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014		72,453	69,192
			171,200

Health care (0.5%)
Health Management Associates, Inc. bank term loan FRN
2.04s, 2014		1,278,974	1,188,025
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.354s, 2014		119,447	111,683
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		32,503	30,390
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.588s, 2014		412,322	365,936
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.354s, 2014		345,124	322,691
Select Medical Corp. bank term loan FRN Ser. B,
2.484s, 2012		10,682	10,290
			2,029,015

Technology (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.86s, 2014		123,069	115,377
First Data Corp. bank term loan FRN Ser. B1, 3.094s,
2014		383,674	322,606
			437,983

Utilities and power (0.3%)
Dynegy Holdings, Inc. bank term loan FRN Ser. C,
4.11s, 2013		194,000	180,905
NRG Energy, Inc. bank term loan FRN 2.054s, 2014		258,807	246,513
NRG Energy, Inc. bank term loan FRN 0.19s, 2014		171,715	163,558
TXU Energy Corp. bank term loan FRN Ser. B2, 3.974s,
2014		266,630	196,473
TXU Energy Corp. bank term loan FRN Ser. B3, 3.85s,
2014		193,946	142,823
			930,272

Total senior loans (cost $14,292,878)			$12,805,290

PURCHASED OPTIONS OUTSTANDING (2.6%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$9,657,100	$545,143
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74 versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	9,657,100	54,949
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%

versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375		40,294,600	2,203,309
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665		40,294,600	2,022,386
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065		11,262,000	932,268
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing October 20, 2020.	Oct-10/4.065		11,262,000	17,231
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95		10,469,300	785,930
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95		10,469,300	9,841
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995		25,699,300	2,026,390
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965		17,132,800	1,307,404
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995		25,699,300	19,788
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965		17,132,800	14,734

Total purchased options outstanding (cost $5,006,761)				$9,939,373

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038			$1,448,105	$1,591,501
				1,591,501

U.S. Government Agency Mortgage Obligations (0.3%)
Federal National Mortgage Association Pass-Through
Certificates 4 1/2s, TBA, July 1, 2040			1,000,000	1,036,328
				1,036,328
Total U.S. government and agency mortgage obligations (cost $2,564,603)				$2,627,829

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$500,000	$475,000
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			157,000	195,653
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			395,000	404,875
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	211,088

Total convertible bonds and notes (cost $1,139,522)				$1,286,616

COMMON STOCKS (0.1%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow) (F)			991	$3,091
Nortek, Inc. (NON)			4,663	195,846
Vertis Holdings, Inc. (F)			11,336	11

Total common stocks (cost $163,205)				$198,948

PREFERRED STOCKS (--%)(a)
			Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			228	$177,220

Total preferred stocks (cost $76,202)				$177,220

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$120
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	3,380	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR 0.001	508	21,918
Vertis Holdings, Inc. (F)	10/18/15	$0.01	752	--

Total warrants (cost $19,382)				$22,038

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			667	$980

Total convertible preferred stocks (cost $628,699)		$980

SHORT-TERM INVESTMENTS (22.9%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11% (e)	4,869,941	$4,869,941
U.S. Treasury Bills with effective yields ranging from
0.16% to 0.21%, March 10, 2011 (SEGSF)	$37,145,000	37,063,207
U.S. Treasury Bills with effective yields ranging from
0.25% to 0.28%, December 16, 2010 (SEG) (SEGSF)	7,031,000	7,022,225
U.S. Treasury Bills with effective yields ranging from
0.25% to 0.28%, November 18, 2010 (SEG) (SEGSF)	18,771,000	18,742,018
U.S. Treasury Bills with effective yields ranging from
0.21% to 0.26%, August 26, 2010 (SEG) (SEGSF)	15,820,000	15,813,804
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.24%, July 15, 2010 (SEGSF)	3,305,000	3,304,694

Total short-term investments (cost $86,858,253)		$86,815,889

TOTAL INVESTMENTS

Total investments (cost $419,767,960) (b)		$438,860,273

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/10 (aggregate face value $48,110,295) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$12,538,459	$12,865,736	7/21/10	$(327,277)
Brazilian Real	802,249	799,776	7/21/10	2,473
British Pound	1,289,169	1,262,836	7/21/10	26,333
Canadian Dollar	1,471,707	1,497,141	7/21/10	(25,434)
Danish Krone	221,261	220,237	7/21/10	1,024
Euro	2,908,477	2,909,215	7/21/10	(738)
Hungarian Forint	1,877,337	1,881,088	7/21/10	(3,751)
Japanese Yen	6,499,397	6,244,062	7/21/10	255,335
Malaysian Ringgit	174,004	168,893	7/21/10	5,111
Norwegian Krone	5,007,870	5,012,260	7/21/10	(4,390)
Polish Zloty	2,639,464	2,574,002	7/21/10	65,462
Swedish Krona	5,152,110	5,139,041	7/21/10	13,069
Swiss Franc	4,949,124	4,659,088	7/21/10	290,036
Taiwan Dollar	377,781	377,287	7/21/10	494
Turkish Lira	2,502,418	2,499,633	7/21/10	2,785

Total				$300,532

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/10 (aggregate face value $61,942,287) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$2,165,007	$2,131,131	7/21/10	$(33,876)
Brazilian Real	1,001,025	968,700	7/21/10	(32,325)
British Pound	9,935,720	9,850,399	7/21/10	(85,321)
Canadian Dollar	9,110,334	9,223,235	7/21/10	112,901
Chilean Peso	1,115,534	1,111,122	7/21/10	(4,412)
Czech Koruna	3,755,766	3,759,371	7/21/10	3,605
Euro	16,782,725	16,817,303	7/21/10	34,578
Japanese Yen	5,487,899	5,425,811	7/21/10	(62,088)
New Zealand Dollar	1,106,731	1,106,496	7/21/10	(235)
Norwegian Krone	3,009,620	3,014,608	7/21/10	4,988
Polish Zloty	2,806,103	2,747,101	7/21/10	(59,002)
Singapore Dollar	1,876,538	1,878,727	7/21/10	2,189
Swedish Krona	1,485,076	1,473,580	7/21/10	(11,496)
Swiss Franc	2,578,208	2,434,703	7/21/10	(143,505)

Total				$(273,999)

FUTURES CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,202,438	Sep-10	$3,667
Canadian Government Bond 10 yr (Long)	5	582,483	Sep-10	12,633
Euro-Bobl 5 yr (Short)	80	11,841,925	Sep-10	(15,677)
Euro-Bund 10 yr (Long)	53	8,395,503	Sep-10	(17,832)
Euro-Schatz 2 yr (Long)	316	42,373,104	Sep-10	(38,675)
Japanese Government Bond 10 yr (Short)	8	12,806,147	Sep-10	(130,020)
Japanese Government Bond 10 yr Mini (Long)	5	800,158	Sep-10	5,629
U.K. Gilt 10 yr (Long)	1	181,061	Sep-10	3,588
U.S. Treasury Bond 20 yr (Long)	457	58,267,500	Sep-10	1,247,274
U.S. Treasury Bond 30 yr (Long)	449	60,979,813	Sep-10	1,860,180
U.S. Treasury Note 2 yr (Short)	101	22,101,641	Sep-10	(17,450)
U.S. Treasury Note 5 yr (Short)	46	5,444,172	Sep-10	2,037
U.S. Treasury Note 10 yr (Long)	186	22,793,719	Sep-10	238,770

Total				$3,154,124

WRITTEN OPTIONS OUTSTANDING at 6/30/10 (premiums received $24,177,002) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$11,060,000	Aug-11/4.49	$1,107,546
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.525	2,107,139
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	7,124,000	Aug-11/4.475	87,127
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	7,124,000	Aug-11/4.475	705,276
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,530,000	Aug-11/4.55	61,107
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	11,060,000	Aug-11/4.49	131,614
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,530,000	Aug-11/4.55	577,332
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	10,823,000	Aug-11/4.765	90,589
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	10,823,000	Aug-11/4.765	1,299,951
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,515,000	Aug-11/4.70	100,756
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,515,000	Aug-11/4.70	1,332,746
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,543,000	Jul-11/4.745	234,186
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,543,000	Jul-11/4.745	3,654,366
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	9,548,000	Jul-11/4.5475	94,048
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	194,970
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.525	206,674
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.46	224,593
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,548,000	Jul-11/4.5475	1,007,505
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	1,977,009
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.46	2,012,530
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	518,500	Sep-10/4.02	41,729
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,584,020	Feb-15/5.36	59,417
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,584,020	Feb-15/5.36	185,077
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,766,760	Feb-15/5.27	225,201
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,766,760	Feb-15/5.27	642,309
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	95,173
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	3,971,785
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	6,409,500	Apr-12/4.8675	108,177
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	6,409,500	Apr-12/4.8675	736,981
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	40,294,600	Mar-11/4.7375	109,198

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	40,294,600	Mar-11/4.665	122,093
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	3,157,400	Oct-10/4.02	4,799
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	3,157,400	Oct-10/4.02	250,824
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	518,500	Sep-10/4.02	472
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	27,578
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	254,231

Total			$24,042,108

TBA SALE COMMITMENTS OUTSTANDING at 6/30/10 (proceeds receivable $1,032,031) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, July 1, 2040	$1,000,000	7-14-10	$1,036,328

Total			$1,036,328

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$101,286,100		$(19,418)	6/4/12	1.24%	3 month USD-LIBOR-BBA	$(622,767)

CAD	7,880,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	172,624

CAD	2,210,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(67,566)

CAD	9,280,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(73,664)

GBP	14,200,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	51,452

GBP	8,320,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(96,304)

	$23,910,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	406,390

Barclays Bank PLC
AUD	4,030,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	88,036

	$24,982,600	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(2,056,318)

	14,464,300		(4,651)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(255,565)

AUD	8,430,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(76,678)

AUD	4,290,000		--	5/31/20	5.9675%	6 month AUD-BBR-BBSW	(103,293)

	$135,749,000		(348,448)	6/29/20	3 month USD-LIBOR-BBA	3.19%	1,800,122

	104,057,400		559,086	6/29/40	3.9%	3 month USD-LIBOR-BBA	(3,147,123)

	9,400,000		--	6/30/20	3 month USD-LIBOR-BBA	3.08%	56,501

Citibank, N.A.
	134,263,100		64,848	6/28/20	3 month USD-LIBOR-BBA	3.17%	1,941,766

GBP	27,320,000		--	6/4/12	6 month GBP-LIBOR-BBA	1.51%	102,616

GBP	21,860,000		--	6/4/15	2.5625%	6 month GBP-LIBOR-BBA	(238,300)

GBP	6,480,000		--	6/4/20	6 month GBP-LIBOR-BBA	3.47%	93,139

GBP	6,480,000		--	6/7/20	6 month GBP-LIBOR-BBA	3.455%	77,449

GBP	21,860,000		--	6/7/15	2.54%	6 month GBP-LIBOR-BBA	(194,436)

GBP	27,320,000		--	6/7/12	6 month GBP-LIBOR-BBA	1.495%	86,555

	$131,440,600		(97,361)	6/24/20	3 month USD-LIBOR-BBA	3.27%	2,954,844

Credit Suisse International
	124,287,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	1,665,126

CHF	27,430,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(42,815)

CHF	27,430,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(48,851)

CHF	27,430,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(25,590)

Deutsche Bank AG
	$127,189,000		(157,194)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(4,296,581)

	13,241,400		(31,659)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(835,558)

	165,330,400		(117,153)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(4,961,123)

	277,771,100		(464,991)	4/30/14	2.24%	3 month USD-LIBOR-BBA	(7,424,205)

	128,755,000		(343,290)	1/8/15	2.84%	3 month USD-LIBOR-BBA	(7,256,111)

	95,059,800		245,014	5/6/15	2.68%	3 month USD-LIBOR-BBA	(3,081,616)

	106,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(4,396,019)

Goldman Sachs International
AUD	1,922,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	35,989

AUD	5,750,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	108,852

GBP	3,730,000		--	3/31/20	6 month GBP-LIBOR-BBA	3.8%	250,716

GBP	6,750,000		--	3/31/15	2.85%	6 month GBP-LIBOR-BBA	(266,327)

GBP	3,730,000		--	4/1/20	6 month GBP-LIBOR-BBA	3.8%	250,155

GBP	6,750,000		--	4/1/15	2.8515%	6 month GBP-LIBOR-BBA	(266,219)

	$73,734,000		78,788	5/12/15	2.52%	3 month USD-LIBOR-BBA	(1,884,375)

CHF	28,140,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(15,888)

	$161,577,800		(61,623)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(836,639)

AUD	3,660,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	70,585

	$90,790,200		552,442	6/16/20	3 month USD-LIBOR-BBA	3.32%	3,131,751

JPMorgan Chase Bank, N.A.
JPY	2,402,400,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	169,271

JPY	511,900,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	163,738

AUD	8,430,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(138,849)

AUD	6,322,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(114,723)

	$24,982,600	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,902,175)

	6,423,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	102,490

	19,148,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	328,160

AUD	6,090,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	167,823

AUD	4,200,000		--	5/14/20	6.035%	6 month AUD-BBR-BBSW	(121,005)

JPY	1,307,380,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(52,786)

JPY	3,266,640,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	16,277

EUR	20,420,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	76,329

CAD	10,750,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(67,498)

CAD	2,420,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(59,262)

CAD	8,490,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	149,798

AUD	6,322,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(61,659)

	$4,327,700		(1,922)	6/21/14	3 month USD-LIBOR-BBA	1.908%	31,791

JPY	358,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	17,587

JPY	482,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(26,803)

AUD	2,100,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	72,549

AUD	6,300,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	217,141

PLN	9,400,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(225)

EUR	2,450,000		--	2/4/20	3.405%	6 month EUR-EURIBOR-REUTERS	(171,944)

JPY	5,221,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(162,954)

JPY	1,381,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	171,374

JPY	6,488,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	17,287

	$6,900,000		--	7/1/40	3 month USD-LIBOR-BBA	3.745%	43,746

Total							$(30,359,785)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$637,546	$--	1/12/40	(4.00%)1 month	Synthetic TRS	$6,288
				USD-LIBOR	Index 4.00% 30
					year Fannie Mae
					pools

	1,263,137	--	1/12/40	4.50% (1 month	Synthetic TRS	(23,057)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	614,942	--	1/12/40	(5.00%)1 month	Synthetic TRS	14,530
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	2,865,350	(32,010)	1/12/38	6.50% (1 month	Synthetic TRS	18,929
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	2,871,237	(32,707)	1/12/39	(6.00%)1 month	Synthetic TRS	14,800
				USD-LIBOR	Index 6.00% 30
					year Fannie Mae
					pools

	2,496,812	(40,001)	1/12/39	(5.50%)1 month	Synthetic TRS	(1,986)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	7,270,000	--	5/18/13	(3.38%)	GBP Non-revised	(27,880)
					UK Retail Price
					Index

Deutsche Bank AG
	$637,546	--	1/12/40	4.00% (1 month	Synthetic TRS	(6,288)
				USD-LIBOR)	Index 4.00% 30
					year Fannie Mae
					pools

	1,263,137	--	1/12/40	(4.50%)1 month	Synthetic TRS	23,057
				USD-LIBOR	Index 4.50% 30
					year Fannie Mae
					pools

	614,942	--	1/12/40	5.00% (1 month	Synthetic TRS	(14,530)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Total						$3,863

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	$--	EUR	495,000	3/20/13	815 bp	$(127,201)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$1,105,000	10/20/11	194 bp	(55,604)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(18,605)		2,090,000	12/20/19	(100 bp)	195,679

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		775,000	10/20/17	105 bp	(21,158)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		300,000	9/20/13	109 bp	(7,449)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	425,000	9/20/13	715 bp	35,240

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,495,000	3/20/14	56 bp	(30,302)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	400,000	9/20/13	477 bp	5,986

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	400,000	9/20/13	535 bp	14,430

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	420,000	3/20/13	680 bp	(116,761)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	28,017		$485,000	12/20/13	335 bp	33,396

Republic of Argentina,
8.28%, 12/31/33	B3	--		705,000	6/20/14	235 bp	(158,087)

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		1,190,000	11/20/11	(170 bp)	26,932

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa1	--		1,191,200	3/20/12	44 bp	(4,341)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		510,000	10/12/12	339 bp	(94,187)

Total							$(303,427)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2010.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
TRY	Turkish Lira

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009 through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $378,610,223.

(b) The aggregate identified cost on a tax basis is $425,265,466, resulting in gross unrealized appreciation and depreciation of $42,412,578 and $28,817,771, respectively, or net unrealized appreciation of $13,594,807.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $17,562 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $237,123,578 and $249,573,572, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of the close of the reporting period, the fund had unfunded loan commitments of $140,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Smurfit-Stone Container Enterprises, Inc.	$140,000

Totals	$140,000

At the close of the reporting period, the fund maintained liquid assets totaling $287,790,457 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	87.3%
Russia	3.6
Argentina	1.8
Venezuela	1.3
Indonesia	0.9
Brazil	0.7
Turkey	0.6
United Kingdom	0.5
Other	3.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates.

Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $95,600,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $4,094,200,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $43,800,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $5,972,819 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $47,046,072 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $75,444,449.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Conglomerates	$--	$--	$3,091

Consumer cyclicals	--	195,846	11

Total common stocks	--	195,846	3,102

Asset-backed securities	--	49,115,693	1,053,120

Convertible bonds and notes	--	1,286,616	--

Convertible preferred stocks	--	980	--

Corporate bonds and notes	--	71,557,926	3,763

Foreign government bonds and notes	--	26,538,477	--

Mortgage-backed securities	--	174,481,541	2,235,570

Preferred stocks	--	177,220	--

Purchased options outstanding	--	9,939,373	--

Senior loans	--	12,805,290	--

U.S. Government and Agency Mortgage Obligations	--	2,627,829	--

Warrants	--	22,038	--

Short-term investments	4,869,941	81,945,948	--

Totals by level	$4,869,941	$430,694,777	$3,295,555

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$300,532	$--

Forward currency contracts to sell	--	(273,999)	--

Futures contracts	3,154,124	--	--

Written options	--	(24,042,108)	--

TBA sale commitments	--	(1,036,328)	--

Interest rate swap contracts	--	(30,212,253)	--

Total return swap contracts	--	108,581	--

Credit default contracts	--	(312,839)	--
Totals by level	$3,154,124	$(55,468,414)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$302,251	$615,090

Foreign exchange contracts	862,221	835,688

Equity contracts	22,038	--

Interest rate contracts	28,413,957	69,466,240

Total	$29,600,467	$70,917,018

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010